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General American Life Insurance Company
700 Market Street
St. Louis, MO  63101




                                       May 2, 2003




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

      Re:     General American Separate Account Eleven
              File No. 333-73672 (General American Vision Series)
              Rule 497(j) Certification


Commissioners:

      On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Eleven (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses and one Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the two Prospectuses and SAI contained in Post-Effective Amendment No. 7 for the Account filed electronically with the Commission on April 29, 2003.

      If you have any questions, please contact me at (617) 578-3031.

                                       Sincerely,

                                       /s/ John E. Connolly, Jr.

                                       John E. Connolly, Jr.